SHARE-BASED PAYMENT - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Mar. 27, 2024	Jan. 05, 2024	Aug. 16, 2022	Mar. 28, 2021	Jun. 30, 2024	Jun. 27, 2022	Jul. 12, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Warrants exercise price						$ 0.10	$ 68.10
Award expiration period				10 years
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan				12.00%
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares issued during period	2,291,280
Issuance of ordinary shares from exercise of Series B warrants, shares		500,000			500,000
ADS
Share-based Compensation Arrangement by Share-based Payment Award
Class of warrants to purchase shares							1,000,000
Issuance of ordinary shares from exercise of Series B warrants, shares		5,000	5,000
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award
Warrants to purchase			1,556,667
Warrants exercise price			$ 6.60			11.00
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award
Warrants to purchase			1,556,667
Warrants exercise price			$ 6.00			$ 10.00
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award
Each warrant exercisable						1
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award
Each warrant exercisable						1
Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized restricted share compensation costs granted to employees that is expected to be recognized					$ 0
Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award
Warrants to purchase						480,000
Prefunded Warrants | Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award
Warrants to purchase						1,600,000
Prefunded Warrants | Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award
Warrants to purchase						1,600,000